Interest-bearing liabilities - Types of hedges (Details) € in Millions, $ in Millions	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Risk management
Fair values	€ (222)		€ (53)
Credit facility with earlier maturity	88
Euro-Commercial Paper Programme
Risk management
Notional amount	1,500
Cross currency swaps | June 2027
Risk management
Notional amount | $		$ 500		$ 500
Fair values	(26)		(7)
Cross currency swaps | May 2039
Risk management
Notional amount | $		$ 500		$ 300
Fair values	(97)		(46)
Interest rate swaps | March 2024
Risk management
Notional amount	750		€ 185
Fair values	(12)
Interest rate swaps | May 2025
Risk management
Notional amount	500
Fair values	(17)
Interest rate swaps | March 2026
Risk management
Notional amount	750
Fair values	(34)
Interest rate swaps | May 2028
Risk management
Notional amount	500
Fair values	€ (36)